UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 7, 2003


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value total: $247,177 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      271    12100 SH       SOLE                     5000              7100
Abbott Laboratories Corp.      COM              002824100      319     7300 SH       SOLE                     4900              2400
Altria Group, Inc.             COM              02209s103      570    12540 SH       SOLE                     5090              7450
American Express Co.           COM              025816109    10368   247973 SH       SOLE                   234860             13113
American International Group   COM              026874107     8674   157202 SH       SOLE                   146606             10596
American Retirement Corp.      COM              028913101       89    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     4430    67184 SH       SOLE                    62554              4630
Amsouth Bancorporation         COM              032165102     4958   227008 SH       SOLE                   201861             25147
Anheuser-Busch Companies, Inc. COM              035229103     1153    22588 SH       SOLE                    18646              3942
Apache Corp.                   COM              037411105     3122    47983 SH       SOLE                    40056              7926
Automatic Data Processing      COM              053015103     1536    45350 SH       SOLE                    40200              5150
BP Amoco LP                    COM              055622104      841    20022 SH       SOLE                    17944              2078
Baker Hughes, Inc.             COM              057224107      459    13665 SH       SOLE                     7374              6291
BankAmerica Corp.              COM              060505104     1010    12774 SH       SOLE                    11583              1191
Baxter International Inc.      COM              071813109      354    13625 SH       SOLE                     3825              9800
Bellsouth                      COM              079860102      258     9688 SH       SOLE                     7708              1980
Berkshire Hathaway Inc. Class  COM              084670108     1740       24 SH       SOLE                       14                10
Berkshire Hathaway Inc. Class  COM              084670207     4595     1891 SH       SOLE                     1671               220
Biomet, Inc.                   COM              090613100     3103   108107 SH       SOLE                    93857             14250
Bristol Myers Squibb           COM              110122108     1072    39469 SH       SOLE                    37078              2391
CSX Corp.                      COM              126408103      214     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108     1083    16841 SH       SOLE                    11050              5790
Cendant Corp.                  COM              151313103     2927   159750 SH       SOLE                   114960             44790
Central Parking Corp.          COM              154785109     1538   124425 SH       SOLE                   103776             20649
ChevronTexaco Corp.            COM              166764100      427     5917 SH       SOLE                     5763               154
Cisco Systems Inc.             COM              17275R102     5807   345877 SH       SOLE                   291079             54798
Citigroup Inc.                 COM              172967101     3153    73676 SH       SOLE                    63660             10016
Coca Cola Co.                  COM              191216100     3626    78126 SH       SOLE                    65922             12204
Colgate Palmolive Co.          COM              194162103      243     4200 SH       SOLE                     2000              2200
ConocoPhillips                 COM              20825c104     2952    53872 SH       SOLE                    46449              7423
Dell Corp.                     COM              24702r101      437    13715 SH       SOLE                    13615               100
Dionex Corp.                   COM              254546104      254     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      564    30900 SH       SOLE                    23100              7800
Dover Corp.                    COM              260003108      270     9000 SH       SOLE                     8200               800
Duke Energy Corp.              COM              264399106      994    49803 SH       SOLE                    42753              7050
Eaton Corp.                    COM              278058102      267     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109       85    10550 SH       SOLE                      600              9950
Exxon Mobil Corp.              COM              30231G102     7300   203273 SH       SOLE                   178194             25079
Federal Express Corp.          COM              31428X106     1760    28375 SH       SOLE                    22965              5410
Federal National Mortgage Assn COM              313586109     1856    27526 SH       SOLE                    24831              2695
First Data Corp.               COM              319963104      763    18404 SH       SOLE                    12872              5532
General Electric Co.           COM              369604103     9368   326621 SH       SOLE                   270062             56559
General Mills Inc.             COM              370334104      941    19850 SH       SOLE                    17125              2725
HCA Inc.                       COM              404119109    26011   811817 SH       SOLE                   791061             20756
Halliburton Inc.               COM              406216101     1737    75525 SH       SOLE                    60675             14850
HealthStream Inc.              COM              42222n103      226    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103      625    29337 SH       SOLE                    27350              1987
Home Depot Inc.                COM              437076102     8928   269579 SH       SOLE                   236094             33485
Intel Corp.                    COM              458140100     8309   399286 SH       SOLE                   344732             54554
International Business Machine COM              459200101     5626    68198 SH       SOLE                    56573             11625
J. P. Morgan Chase & Co. Inc.  COM              616880100      345    10103 SH       SOLE                     4476              5627
Johnson & Johnson              COM              478160104     7109   137496 SH       SOLE                   119690             17806
Kimberly-Clark Corp.           COM              494368103     1296    24847 SH       SOLE                    20697              4150
Kraft Inc.                     COM              50075n104      317     9725 SH       SOLE                     4845              4880
L-3 Communications             COM              502424104      682    15675 SH       SOLE                    14175              1500
Liberty Media Corp.            COM              530718105     3143   271928 SH       SOLE                   227099             44829
Lowes Companies                COM              548661107      849    19775 SH       SOLE                    13100              6675
Marsh & McLennan Co.           COM              571748102      386     7568 SH       SOLE                     6568              1000
Medtronic Inc.                 COM              585055106     3432    71551 SH       SOLE                    64850              6701
Merck & Company Inc.           COM              589331107     1604    26487 SH       SOLE                    24337              2150
Microsoft Corp.                COM              594918104     5005   195216 SH       SOLE                   170236             24980
Minnesota Mining & Manufacturi COM              604059105      471     3655 SH       SOLE                     2595              1060
Molex Inc. - Class A           COM              608554200     4350   187919 SH       SOLE                   162712             25207
National Commerce Financial Co COM              63545P104      286    12900 SH       SOLE                    12900
Nokia                          COM              654902204      176    10710 SH       SOLE                    10220               490
O Charley's Inc.               COM              670823103      344    15950 SH       SOLE                    11500              4450
PepsiCo Inc.                   COM              713448108      782    17565 SH       SOLE                    15315              2250
Pfizer Inc.                    COM              717081103     6139   179780 SH       SOLE                   148114             31666
Procter & Gamble Co.           COM              742718109      643     7207 SH       SOLE                     5397              1810
Regions Financial Corp.        COM              758940100      234     6919 SH       SOLE                     6919
Republic Services Inc.         COM              760759100     5033   222000 SH       SOLE                   185460             36540
Royal Dutch Petroleum Co.      COM              780257804      205     4400 SH       SOLE                     3300              1100
SBC Communications, Inc.       COM              78387g103      645    25264 SH       SOLE                    23845              1419
Schlumberger Ltd.              COM              806857108     4749    99823 SH       SOLE                    89473             10350
Sovereign Chief Venture F      COM              845912104        4    17000 SH       SOLE                                      17000
SunTrust Banks Inc.            COM              867914103     2303    38811 SH       SOLE                    38137               674
Sungard Data Systems Inc.      COM              867363103     5914   228260 SH       SOLE                   190960             37300
Sysco Corp.                    COM              871829107     9751   324585 SH       SOLE                   281064             43521
Target Corporation             COM              87612e106      680    17960 SH       SOLE                     5560             12400
Transocean, Inc.               COM              G90078109      277    12617 SH       SOLE                     4986              7631
Tyco International Ltd.        COM              902124106     2202   116036 SH       SOLE                   103025             13011
United Parcel Svc. Inc. CL B   COM              911312106     1779    27925 SH       SOLE                    24575              3350
United Technologies Corp.      COM              913017109     3658    51650 SH       SOLE                    44740              6910
Verizon Communications         COM              92343v104     1494    37880 SH       SOLE                    28394              9485
Viacom- Cl. B                  COM              925524308     3753    85965 SH       SOLE                    72964             13001
Wachovia Corp.                 COM              929903102      417    10436 SH       SOLE                     8842              1594
Wal-Mart Stores Inc.           COM              931142103    10234   190679 SH       SOLE                   156876             33803
Walt Disney Co.                COM              254687106      271    13714 SH       SOLE                     7892              5822
Wells Fargo & Co.              COM              949746101     3866    76705 SH       SOLE                    66730              9975
Willis Group Holdings Inc.     COM              G96655108     3559   115745 SH       SOLE                    98835             16910
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100      790    17334 SH       SOLE                     5509             11825
Duke Energy Corp. Convertible  PFD CV           264399585      200    12600 SH       SOLE                    11400              1200
American Retirement Convertibl CONV             028913AC5      588   638880 PRN      SOLE                   532080            106800